Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 437,681
Unencumbered liquid assets	360,213	$ 335,299
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	63,925	51,746
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	491,201	384,080
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 55,705	$ 46,830